PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Summary of changes in property, plant and equipment

				Property, plant and
		Machines, equipment,	Data electronic	equipment under
	Land and buildings	and installations	equipment	construction	Other	Total
Cost of the property, plant, and equipment
Balances as of January 01, 2016	10,842,802	32,616,700	939,266	4,068,876	1,470,485	49,938,129
Additions	35,238	93,290	2,126	1,117,317	75,920	1,323,891
Capitalized interest	—	—	—	187,375	—	187,375
Transfers	584,575	2,665,898	74,804	(3,314,746)	(10,531)	—
Disposals	(81,256)	(271,104)	(60,542)	(1,550)	(46,888)	(461,340)
Effect of selling of subsidiary	(1,011,492)	(1,726,440)	(112,319)	(53,630)	(52,281)	(2,956,162)
Impairment	(52,071)	(183,788)	(228)	—	(3,242)	(239,329)
Foreign exchange effect	(834,043)	(2,560,676)	(81,033)	(240,994)	(74,219)	(3,790,965)
Balances as of December 31, 2016	9,483,753	30,633,880	762,074	1,762,648	1,359,244	44,001,599
Additions	2,028	124,136	1,770	687,019	58,376	873,329
Capitalized interest	—	—	—	44,260	—	44,260
Transfers	700,318	716,685	19,340	(1,440,183)	3,840	—
Disposals	(157,625)	(232,771)	(12,963)	(60,151)	(49,962)	(513,472)
Loss of control by selling of subsidiary	(119,928)	(900,840)	(16,426)	(1,382)	(53,129)	(1,091,705)
Impairment	(10,063)	(255,293)	—	—	(13)	(265,369)
Transfer to assets held for sale	(1,013,466)	(2,734,923)	(53,315)	(107,677)	(171,404)	(4,080,785)
Foreign exchange effect	200,681	665,730	11,158	66,146	28,745	972,460
Balances as of December 31, 2017	9,085,698	28,016,604	711,638	950,680	1,175,697	39,940,317
Additions	13,739	66,764	11,811	983,519	119,101	1,194,934
Capitalized interest	—	—	—	23,999	—	23,999
Transfers	140,334	802,664	457	(949,888)	6,433	—
Disposals	(45,290)	(285,860)	(5,641)	(3,352)	(9,606)	(349,749)
Transfer to assets held for sale	(784,464)	(749,425)	(14,914)	(49,579)	(300,618)	(1,899,000)
Effects of IAS 29 adoption	—	699,724	—	—	—	699,724
Foreign exchange effect	290,732	1,058,527	49,727	65,868	(2,895)	1,461,959
Balances as of December 31, 2018	8,700,749	29,608,998	753,078	1,021,247	988,112	41,072,184

				Property, plant and
		Machines, equipment,	Data electronic	equipment under
	Land and buildings	and installations	equipment	construction	Other	Total
Accumulated depreciation
Balances as of January 01, 2016	(4,387,719)	(21,415,018)	(827,620)	—	(523,446)	(27,153,803)
Depreciation	(334,365)	(1,738,759)	(44,437)	—	(100,259)	(2,217,820)
Transfers	(12,015)	(2,368)	968	—	13,415	—
Disposals	14,696	243,429	56,466	—	31,589	346,180
Loss of control by selling of subsidiary	524,209	1,515,886	95,809	—	37,965	2,173,869
Foreign exchange effect	296,523	1,792,251	69,172	—	43,920	2,201,866
Balances as of December 31, 2016	(3,898,671)	(19,604,579)	(649,642)	—	(496,816)	(24,649,708)
Depreciation	(343,373)	(1,361,561)	(40,915)	—	(61,506)	(1,807,355)
Transfers	(38,467)	25,886	(400)	—	12,981	—
Disposals	67,598	218,590	12,790	—	43,067	342,045
Loss of control by selling of subsidiary	28,691	589,951	12,627	—	41,117	672,386
Transfer to assets held for sale	370,727	1,989,917	54,275	—	95,350	2,510,269
Foreign exchange effect	(101,528)	(435,040)	(10,969)	—	(16,675)	(564,212)
Balances as of December 31, 2017	(3,915,023)	(18,576,836)	(622,234)	—	(382,482)	(23,496,575)
Depreciation	(291,315)	(1,128,138)	(34,814)	—	(130,611)	(1,584,878)
Transfers	18,341	5,234	158	—	(23,733)	—
Disposals	29,944	258,609	2,609	—	7,970	299,132
Transfer to assets held for sale	105,787	286,204	11,667	—	234,271	637,929
Effects of IAS 29 adoption	—	(265,654)	—	—	—	(265,654)
Foreign exchange effect	(129,539)	(946,240)	(44,332)	—	4,454	(1,115,657)
Balances as of December 31, 2018	(4,181,805)	(20,366,821)	(686,946)	—	(290,131)	(25,525,703)
Net property, plant and equipment
Balances as of December 31, 2016	5,585,082	11,029,301	112,432	1,762,648	862,428	19,351,891
Balances as of December 31, 2017	5,170,675	9,439,768	89,404	950,680	793,215	16,443,742
Balances as of December 31, 2018	4,518,944	9,242,177	66,132	1,021,247	697,981	15,546,481

Summary of useful lives of property, plant and equipment

Useful lives of property,
plant and equipment
Buildings	20 to 33 years
Machines, equipment, and installations	10 to 20 years
Furniture and fixture	5 to 10 years
Vehicles	3 to 5 years
Data electronic equipment	2.5 to 6 years